Deferred Offering Costs (Schedule Of Deferred Offering Costs) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Offering Costs [Line Items]
Professional and agents’ fees paid	$ 0	$ 57,500
Professional and agents’ fees included Accrued Expenses	0	142,071
Total	$ 0	$ 199,571